BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.9%
Boeing Co. (The)
(a)
.................. 203 $ 43,123
General Dynamics Corp. .............. 3,054 696,953
Lockheed Martin Corp. ............... 1,209 571,531
Northrop Grumman Corp. ............. 77 35,553
Textron, Inc. ...................... 5,838 412,338
1,759,498
Automobile Components — 0.6%
BorgWarner, Inc. ................... 5,439 267,109
Lear Corp. ....................... 2,305 321,525
588,634
Automobiles — 1.1%
Ford Motor Co. .................... 1,455 18,333
General Motors Co. ................. 27,858 1,021,831
1,040,164
Banks — 5.4%
Bank of America Corp. ............... 35,320 1,010,152
Citigroup, Inc. ..................... 16,697 782,922
JPMorgan Chase & Co. .............. 11,265 1,467,942
PNC Financial Services Group, Inc. (The) .. 740 94,054
Truist Financial Corp. ................ 366 12,480
US Bancorp ...................... 15,795 569,410
Wells Fargo & Co. .................. 28,499 1,065,293
5,002,253
Beverages — 1.4%
Coca-Cola Europacific Partners plc ....... 307 18,171
PepsiCo, Inc. ..................... 6,839 1,246,750
1,264,921
Biotechnology — 2.0%
Amgen, Inc. ...................... 1,381 333,857
Biogen, Inc.
(a)
..................... 577 160,423
BioMarin Pharmaceutical, Inc.
(a)
......... 644 62,622
Exelixis, Inc.
(a)
..................... 9,626 186,841
Gilead Sciences, Inc. ................ 6,350 526,859
Horizon Therapeutics plc
(a)
............ 78 8,513
Incyte Corp.
(a)
..................... 2,291 165,571
Neurocrine Biosciences, Inc.
(a)
.......... 2,074 209,930
Regeneron Pharmaceuticals, Inc.
(a)
....... 117 96,135
Ultragenyx Pharmaceutical, Inc.
(a)
........ 2,996 120,140
1,870,891
Broadline Retail — 0.6%
Coupang, Inc., Class A
(a)
.............. 516 8,256
eBay, Inc. ........................ 13,172 584,442
592,698
Building Products — 0.8%
Allegion plc ....................... 3,480 371,420
Owens Corning .................... 1,239 118,696
Trane Technologies plc ............... 1,127 207,346
697,462
Capital Markets — 4.4%
Bank of New York Mellon Corp. (The) ..... 24,936 1,133,092
Cboe Global Markets, Inc. ............. 3,476 466,618
Charles Schwab Corp. (The) ........... 3,040 159,235
CME Group, Inc., Class A ............. 1,163 222,738
Goldman Sachs Group, Inc. (The) ....... 170 55,609
Intercontinental Exchange, Inc. ......... 5,206 542,934
Invesco Ltd. ...................... 9,110 149,404
LPL Financial Holdings, Inc. ............ 591 119,618
S&P Global, Inc. ................... 3,354 1,156,359
Stifel Financial Corp. ................ 470 27,772
Security
Shares
Shares Value
Capital Markets (continued)
Tradeweb Markets, Inc., Class A ......... 750 $ 59,265
4,092,644
Chemicals — 2.2%
Corteva, Inc. ...................... 7,350 443,278
Ecolab, Inc. ...................... 6,707 1,110,210
FMC Corp. ....................... 4,197 512,580
Huntsman Corp. ................... 1,165 31,874
2,097,942
Commercial Services & Supplies — 0.5%
Cintas Corp. ...................... 1,012 468,232
Communications Equipment — 0.9%
Juniper Networks, Inc. ............... 23,395 805,256
Construction & Engineering — 1.1%
AECOM ......................... 12,554 1,058,553
Construction Materials — 0.1%
Vulcan Materials Co. ................ 746 127,984
Consumer Finance — 1.9%
American Express Co. ............... 8,982 1,481,581
Synchrony Financial ................. 9,521 276,871
1,758,452
Consumer Staples Distribution & Retail — 2.2%
Walmart, Inc. ...................... 13,830 2,039,233
Distributors — 0.4%
Genuine Parts Co. .................. 2,048 342,651
LKQ Corp. ....................... 275 15,609
358,260
Diversified Telecommunication Services — 1.1%
AT&T, Inc. ........................ 32,527 626,145
Verizon Communications, Inc. .......... 9,136 355,299
981,444
Electric Utilities — 2.1%
Entergy Corp. ..................... 571 61,519
Evergy, Inc. ....................... 13,413 819,803
NRG Energy, Inc. ................... 7,352 252,100
PPL Corp. ....................... 27,235 756,861
Xcel Energy, Inc. ................... 859 57,931
1,948,214
Electrical Equipment — 1.0%
AMETEK, Inc. ..................... 2,483 360,855
Eaton Corp. plc .................... 3,533 605,344
966,199
Electronic Equipment, Instruments & Components — 1.3%
Flex Ltd.
(a)
........................ 39,733 914,256
TD SYNNEX Corp. .................. 3,471 335,958
1,250,214
Energy Equipment & Services — 0.3%
Halliburton Co. .................... 6,130 193,953
Helmerich & Payne, Inc. .............. 845 30,209
Patterson-UTI Energy, Inc. ............ 7,221 84,486
308,648
Entertainment — 0.2%
Activision Blizzard, Inc. ............... 1,617 138,399
Warner Bros Discovery, Inc.
(a)
.......... 3,167 47,822
186,221

BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Financial Services — 3.0%
Berkshire Hathaway, Inc., Class B
(a)
...... 5,807 $ 1,793,027
Essent Group Ltd. .................. 278 11,134
Fidelity National Information Services, Inc. .. 2,286 124,198
PayPal Holdings, Inc.
(a)
............... 10,541 800,484
StoneCo Ltd., Class A
(a)
.............. 2,883 27,504
2,756,347
Food Products — 2.3%
Archer-Daniels-Midland Co. ............ 15,688 1,249,706
Kellogg Co. ....................... 3,585 240,051
Tyson Foods, Inc., Class A ............ 11,343 672,867
2,162,624
Gas Utilities — 0.1%
New Jersey Resources Corp. ........... 1,356 72,139
Ground Transportation — 0.1%
Lyft, Inc., Class A
(a)
.................. 3,542 32,834
Ryder System, Inc. .................. 245 21,864
Schneider National, Inc., Class B ........ 2,148 57,459
112,157
Health Care Equipment & Supplies — 2.4%
Becton Dickinson & Co. .............. 4,988 1,234,730
Boston Scientific Corp.
(a)
.............. 13,744 687,612
Enovis Corp.
(a)
..................... 1,927 103,075
Medtronic plc ..................... 2,229 179,702
ResMed, Inc. ..................... 195 42,703
2,247,822
Health Care Providers & Services — 4.3%
Cardinal Health, Inc. ................. 273 20,611
Cigna Group (The) .................. 4,343 1,109,767
CVS Health Corp. .................. 19,928 1,480,850
Elevance Health, Inc. ................ 3,036 1,395,983
UnitedHealth Group, Inc. .............. 28 13,233
4,020,444
Health Care Technology — 0.5%
Teladoc Health, Inc.
(a)(b)
............... 18,176 470,758
Hotel & Resort REITs — 0.0%
Park Hotels & Resorts, Inc.
(b)
........... 3,315 40,973
Hotels, Restaurants & Leisure — 1.6%
Caesars Entertainment, Inc.
(a)
.......... 2,792 136,278
Darden Restaurants, Inc.
(b)
............ 3,159 490,150
McDonald's Corp. .................. 756 211,385
MGM Resorts International ............ 2,254 100,123
Penn Entertainment, Inc.
(a)
............. 404 11,983
Starbucks Corp. .................... 855 89,031
Travel + Leisure Co. ................. 9,535 373,772
Yum! Brands, Inc. .................. 737 97,343
1,510,065
Household Durables — 0.2%
Whirlpool Corp. .................... 1,661 219,285
Household Products — 2.1%
Colgate-Palmolive Co. ............... 10,820 813,123
Procter & Gamble Co. (The) ........... 7,763 1,154,280
1,967,403
Independent Power and Renewable Electricity Producers — 0.0%
Brookfield Renewable Corp. ........... 391 13,665
Clearway Energy, Inc., Class C ......... 406 12,720
26,385
Security
Shares
Shares Value
Industrial Conglomerates — 0.7%
Honeywell International, Inc. ........... 3,449 $ 659,173
Industrial REITs — 1.5%
Prologis, Inc. ...................... 11,341 1,415,017
Insurance — 4.4%
Allstate Corp. (The) ................. 5,415 600,036
American Financial Group, Inc. ......... 339 41,189
Everest Re Group Ltd. ............... 237 84,851
Hartford Financial Services Group, Inc. (The) 5,645 393,400
Marsh & McLennan Cos., Inc. .......... 4,720 786,116
MetLife, Inc. ...................... 21,046 1,219,405
Prudential Financial, Inc. .............. 1,808 149,594
Travelers Cos., Inc. (The) ............. 3,749 642,616
Unum Group ...................... 3,064 121,212
WR Berkley Corp. .................. 870 54,166
4,092,585
Interactive Media & Services — 4.1%
(a)
Alphabet, Inc., Class A ............... 9,566 992,281
Alphabet, Inc., Class C ............... 3,499 363,896
Bumble, Inc., Class A ................ 1,134 22,170
IAC, Inc. ......................... 1,678 86,585
Match Group, Inc. .................. 1,195 45,876
Meta Platforms, Inc., Class A ........... 8,948 1,896,439
Pinterest, Inc., Class A ............... 8,980 244,885
Snap, Inc., Class A .................. 17,259 193,473
3,845,605
IT Services — 0.0%
Cognizant Technology Solutions Corp., Class A 391 23,824
Life Sciences Tools & Services — 3.5%
Agilent Technologies, Inc. ............. 5,306 734,032
Danaher Corp. .................... 5,702 1,437,132
Thermo Fisher Scientific, Inc. ........... 1,886 1,087,034
3,258,198
Machinery — 4.4%
Allison Transmission Holdings, Inc. ....... 339 15,336
Cummins, Inc. ..................... 1,221 291,672
Deere & Co. ...................... 2,385 984,719
Graco, Inc. ....................... 1,289 94,110
Illinois Tool Works, Inc. ............... 1,402 341,317
Oshkosh Corp. .................... 201 16,719
Snap-on, Inc. ..................... 3,337 823,872
Timken Co. (The) ................... 7,954 650,001
Xylem, Inc.
(b)
...................... 8,950 937,065
4,154,811
Media — 2.3%
Altice USA, Inc., Class A
(a)
............. 4,456 15,239
Comcast Corp., Class A .............. 26,973 1,022,546
Fox Corp., Class A
(b)
................. 30,478 1,037,776
Fox Corp., Class B .................. 732 22,919
Liberty Media Corp.-Liberty SiriusXM, Class A
(a)
273 7,669
2,106,149
Metals & Mining — 1.2%
Commercial Metals Co. ............... 1,149 56,186
Newmont Corp. .................... 7,801 382,405
Reliance Steel & Aluminum Co. ......... 1,099 282,158
Steel Dynamics, Inc. ................. 2,266 256,194
United States Steel Corp. ............. 7,002 182,752
1,159,695
Multi-Utilities — 2.4%
CMS Energy Corp. .................. 15,364 943,042
DTE Energy Co. ................... 10,561 1,156,852

BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Multi-Utilities (continued)
NiSource, Inc. ..................... 4,573 $ 127,861
2,227,755
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc. ...... 510 64,051
Hudson Pacific Properties, Inc.
(b)
........ 2,835 18,853
Kilroy Realty Corp. .................. 829 26,859
109,763
Oil, Gas & Consumable Fuels — 6.6%
Chevron Corp. ..................... 16,122 2,630,465
ConocoPhillips .................... 3,397 337,016
EOG Resources, Inc. ................ 2,669 305,947
Exxon Mobil Corp. .................. 18,291 2,005,791
Marathon Oil Corp. .................. 5,581 133,721
Marathon Petroleum Corp. ............ 314 42,337
Phillips 66 ........................ 1,715 173,867
Valero Energy Corp. ................. 1,945 271,522
Williams Cos., Inc. (The) .............. 8,436 251,899
6,152,565
Passenger Airlines — 0.6%
JetBlue Airways Corp.
(a)
.............. 7,748 56,405
Southwest Airlines Co. ............... 15,425 501,930
558,335
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co. .............. 25,282 1,752,296
Eli Lilly & Co. ..................... 205 70,401
Johnson & Johnson ................. 8,550 1,325,250
Pfizer, Inc. ....................... 26,189 1,068,511
4,216,458
Professional Services — 0.0%
ManpowerGroup, Inc. ................ 357 29,463
Real Estate Management & Development — 0.0%
Zillow Group, Inc., Class A
(a)
........... 279 12,192
Residential REITs — 1.2%
Equity Residential .................. 18,312 1,098,720
Retail REITs — 1.7%
Brixmor Property Group, Inc. ........... 5,635 121,265
Kimco Realty Corp. ................. 22,998 449,151
Regency Centers Corp. .............. 2,559 156,560
Simon Property Group, Inc. ............ 7,674 859,258
1,586,234
Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices, Inc. ................. 5,841 1,151,962
Intel Corp. ....................... 33,615 1,098,202
NVIDIA Corp. ..................... 197 54,721
2,304,885
Software — 3.3%
Adobe, Inc.
(a)
...................... 1,353 521,406
Guidewire Software, Inc.
(a)
............. 175 14,359
Intuit, Inc. ........................ 742 330,806
Manhattan Associates, Inc.
(a)
........... 3,632 562,415
Rapid7, Inc.
(a)
..................... 605 27,776
RingCentral, Inc., Class A
(a)
............ 5,127 157,245
Salesforce, Inc.
(a)
................... 6,034 1,205,472
Splunk, Inc.
(a)
..................... 335 32,120
Teradata Corp.
(a)
................... 1,760 70,893
VMware, Inc., Class A
(a)
.............. 291 36,331
Workday, Inc., Class A
(a)
.............. 549 113,390
3,072,213
Security
Shares
Shares Value
Specialized REITs — 0.5%
SBA Communications Corp. ........... 1,865 $ 486,896
Specialty Retail — 1.9%
Best Buy Co., Inc. .................. 2,616 204,754
Home Depot, Inc. (The) .............. 1,310 386,607
Lowe's Cos., Inc. ................... 2,473 494,526
Penske Automotive Group, Inc.
(b)
........ 1,451 205,766
TJX Cos., Inc. (The) ................. 5,552 435,055
1,726,708
Technology Hardware, Storage & Peripherals — 1.0%
Dell Technologies, Inc., Class C ......... 1,340 53,881
Hewlett Packard Enterprise Co. ......... 53,637 854,438
HP, Inc. ......................... 932 27,354
935,673
Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica, Inc.
(a)
............. 984 358,363
Ralph Lauren Corp., Class A
(b)
.......... 325 37,918
Under Armour, Inc., Class C
(a)
.......... 993 8,470
404,751
Trading Companies & Distributors — 0.4%
Herc Holdings, Inc. .................. 3,172 361,291
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(a)
.......... 2,857 59,226
Total Long-Term Investments — 99.4%
(Cost: $93,345,079) .............................. 92,928,604
Short-Term Securities
Money Market Funds — 3.8%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70% ................... 610,324 610,324
SL Liquidity Series, LLC, Money Market Series,
5.01%
(e)
....................... 2,941,839 2,942,134
Total Short-Term Securities — 3.8%
(Cost: $3,552,458) .............................. 3,552,458
Total Investments — 103.2%
(Cost: $96,897,537 ) .............................. 96,481,062
Liabilities in Excess of Other Assets — (3.2)% ............ (3,009,924)
Net Assets — 100.0% ..............................
$ 93,471,138
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Advantage Large Cap Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 780,892 $ — $ (170,568)
(a)
$ — $ — $ 610,324 610,324 $ 8,681 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 1,924,169 1,017,241
(a)
— 814 (90) 2,942,134 2,941,839 2,126
(b)
—
$ 814 $ (90) $ 3,552,458 $ 10,807 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage Large Cap Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 3 06/16/23 $ 621 $ 31,877
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 92,928,604 $ — $ — $ 92,928,604
Short-Term Securities
Money Market Funds ...................................... 610,324 — — 610,324
$ 93,538,928 $ — $ — $ 93,538,928
Investments Valued at NAV
(a)
..................................... 2,942,134
$ —
$ 96,481,062
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 31,877 $ — $ — $ 31,877
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
S&P Standard & Poor's